Finance cost - Additional information (Details) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2020 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)
Disclosure of detailed information about borrowings
Interest expense on foreign exchange swaps including coupon interest		£ 26	£ 17
Interest expense on foreign exchange swaps including coupon interest in other comprehensive income		£ 8	£ 4
Fair value loss on other derivatives				£ 26
Synthetic Borrowing Unit
Disclosure of detailed information about borrowings
Notional amount | $					$ 335	$ 165	$ 170
Investment interest rate	1.90%
Fair value loss on other derivatives	£ 26